Summary of Significant Accounting Policies	12 Months Ended
Apr. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Summary of significant accounting policies

Note 3 – Summary of significant accounting policies

Basis of presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for information pursuant to the rules and regulations of the SEC.

Use of estimates and assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet date and revenues and expenses during the reporting periods. Significant accounting estimates reflected in the Company’s financial statements include, but not limited to, estimates for useful lives and impairment of property and equipment, impairment of long-lived assets, allowance for doubtful accounts, revenue recognition, and deferred taxes. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the financial statements.

The COVID-19 pandemic has caused general business disruption worldwide beginning in January 2020. The Company has experienced, and may continue to experience, an adverse impact on certain parts of its business, including a lengthening in the sales cycle for some prospective clients and delays in the delivery of professional services and training to clients. As certain clients or partners experience downturns or uncertainty in their own business operations or revenue resulting from COVID-19, the Company may continue to decrease or delay the Company’s spending, request pricing discounts, or seek renegotiations of the Company’s contracts, any of which may result in decreased revenue and cash receipts for the Company in future periods. In addition, the Company may experience client losses, including due to bankruptcy or clients ceasing operations, which may result in an inability to collect accounts receivable from these clients. The full extent to which the COVID-19 pandemic, including any new virus strains or mutations, will directly or indirectly impact the Company’s business, results of operations, cash flows, and financial condition will depend on future developments that are highly uncertain and cannot be accurately predicted.

Given the uncertainty regarding the length, severity, and ability to combat the COVID-19 pandemic, the Company cannot reasonably estimate the impact on its future results of operations, cash flows, or financial condition. As of the date of issuance of the financial statements, the Company is not aware of any specific event or circumstance that would require it to update its estimates, its judgments, or the carrying value of its assets or liabilities. These estimates may change as new events occur and additional information is obtained and are recognized in the financial statements as soon as they become known. Actual results could differ from those estimates, and any such differences may be material to the Company’s financial statements.

Foreign currency translation and transaction

The Company uses Japanese yen (“JPY”) as its reporting currency. The functional currency of the Company which is incorporated in Japan is JPY, which is its respective local currency based on the criteria of ASC 830, “Foreign Currency Matters”.

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. Net gains and losses resulting from foreign exchange transactions are included in exchange gains/(losses) on the statements of income and comprehensive income.

Convenience Translation

Translations of balances in the balance sheets, statements of income, statements of changes in shareholders’ equity and statements of cash flows from JPY into USD as of April 30, 2023 are solely for the convenience of the readers and are calculated at the rate of USD 1.00=JPY135.99, representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on April 30, 2023. No representation is made that the JPY amounts could have been, or could be, converted, realized or settled into USD at such rate, or at any other rate.

Cash

Cash includes currency on hand and deposits held by banks that can be added or withdrawn without limitation. The Company maintains all of its bank accounts in Japan. Cash balances in bank accounts in Japan are insured by the Deposit Insurance Corporation of Japan subject to certain limitations. The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents. As of April 30, 2022 and 2023, the Company did not have any cash equivalents.

Digital assets

Digital assets such as Ethereum, Binance Coin and Polygon are included in current assets in the balance sheets as an indefinite live intangible asset. Digital assets are initially recognized based on the fair value of the digital assets on the date of receipt. The Company recognized realized gains or losses when digital assets are sold for other digital assets, or for cash consideration using a first-in first-out method of accounting and the Company accounts for received and disbursements as cash flows from operating activities.

An intangible asset with an indefinite useful life is not amortized but assessed for impairment whenever events or changes in circumstances occur indicating that it is more likely than not that the indefinite-life asset is impaired. Impairment exists when the carrying amount exceeds its fair value, which is measured using the quoted price of the digital assets in the principal market at the time its fair value is being measured, and the Company recognized an impairment loss in an amount equal to that excess. The Company monitors and evaluates the quality and relevance of the available information, such as pricing information from the asset’s principal (or most advantageous) market or from other digital asset exchanges or markets, to determine whether such information is indicative of a potential impairment. The Company recognizes an impairment loss at any time the fair value of the digital asset is below its carrying value. To the extent an impairment loss is recognized, the loss establishes the new cost basis of the asset. Subsequent reversal of impairment losses is not permitted.

Accounts receivable, net

Accounts receivable include trade accounts due from clients. Accounts are considered overdue after 90 days. Management reviews its receivables on a regular basis to determine if the bad debt allowance is adequate and provides allowance when necessary. The allowance is based on management’s best estimates of specific losses on individual customer exposures, as well as the historical trends of collections. Account balances are charged off against the allowance after all means of collection have been exhausted and the likelihood of collection is not probable. As of April 30, 2022 and 2023, the Company made nil and nil allowance for doubtful accounts for accounts receivable, respectively.

Prepayments

Prepayments are mainly payments made to vendors or services providers for future services that have not been provided. These amounts are refundable and bear no interest. Management reviews its prepayments on a regular basis to determine if the allowance is adequate and adjusts the allowance when necessary. As of April 30, 2022 and 2023, no allowance was deemed necessary.

Deferred initial public offering (“IPO”) costs

Pursuant to ASC 340-10-S99-1, IPO costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of additional paid-in capital. These costs include legal fees, consulting fees, underwriting fees, the SEC filing and printing expenses related to the IPO. As of April 30, 2023, the Company did not conclude its IPO. During the years ended April 30, 2021, 2022 and 2023, the Company recorded a charge of nil, nil and JPY212,160,121(USD 1,560,116) related to the IPO. As of April 30, 2021, 2022 and 2023, the accumulated deferred IPO costs were nil, nil and JPY212,160,121 (USD 1,560,116), respectively.

Short-term deposits and long-term deposits

Short-term deposits and long-term deposits are mainly for rent and money deposited with certain service providers. These amounts are refundable and bear no interest. The short-term deposits usually have one year term and are refundable upon contract termination. The long-term deposits are refunded from service providers when term and conditions set forth in the agreements have been satisfied.

Other current assets, net

Other current assets, net, primarily consists of other receivables from third parties. These other receivables are unsecured and are reviewed periodically to determine whether their carrying value has become impaired.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Leasehold improvements	lesser of lease term or expected useful life
Office furniture and fixtures	2 – 4 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the statements of operations and comprehensive loss. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized.

Long-term investments

In accordance with ASC 323 Investment – Equity Method and Joint Ventures, the Company accounts for an equity investment over which it has significant influence but does not own a majority of the equity interest or otherwise controls and the investments are either common stock or in substance common stock using the equity method. The Company’s share of the investee’s profit and loss is recognized in the earnings of the period.

The Company holds investments in privately held companies in the form of equity securities without readily determinable fair values and in which the Company does not have a controlling interest or significant influence. In accordance with ASC 321 Investment – Equity Securities, investments in equity securities without readily determinable fair values are initially recorded at cost and are subsequently adjusted to fair value for impairments and price changes from observable transactions in the same or a similar security from the same issuer.

Pursuant to ASC 321, for equity investments measured at fair value with changes in fair value recorded in earnings, the Company does not assess whether those securities are impaired. For equity investments without readily determinable fair value for which the Company has elected to use the measurement alternative, at each reporting period, the Company makes a qualitative assessment of whether the investment is impaired at each reporting date, applying significant judgement in considering various factors and events including a) adverse performance of investees, credit rating, asset quality, or business prospects of the investee; b) adverse industry developments affecting investees; and c) adverse regulatory, social, economic or other developments affecting investees. If a qualitative assessment indicates that the investment is impaired, the Company estimates the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Company recognizes an impairment loss in earnings equal to the difference between the carrying value and fair value.

Impairment for long-lived assets

Long-lived assets, including property and equipment and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. We assess the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, we would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. For the years ended April 30, 2022 and 2023, no impairment of long-lived assets was recognized.

Fair value of financial instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

●	Level 3 – inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments, including cash, accounts receivable, prepayments, short-term deposits, income tax receivable and other current assets, current portion of long-term bank loans, other payables and accrued liabilities, current operating lease liabilities, income taxes payable, and contract liabilities, approximate the fair value of the respective assets and liabilities as of April 30, 2022 and 2023 based upon the short-term nature of the assets and liabilities.

Revenue recognition

The Company adopted Accounting Standards Codification 606, Revenue from Contracts with Customers (“ASC 606”), on May 1, 2020 using the modified retrospective approach. Results for reporting periods beginning after May 1, 2020 are presented under ASC Topic 606 while prior period amounts are not adjusted and continue to be presented under the Company’s historic accounting under ASC Topic 605. The Company’s accounting for revenue remains substantially unchanged. There were no cumulative effect adjustments for service contracts in place prior to May 1, 2020. The effect from the adoption of ASC Topic 606 was not material to the Company’s financial statements.

The Company recognizes revenue as it satisfies a performance obligation when its client obtains control of promised services, in an amount that reflects the consideration that the entity expects to receive in exchange for those services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”), the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration, if any; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration to which it is entitled in exchange for the services it transfers to the client.

The Company applied practical expedient when sales taxes were collected from clients, meaning sales tax is recorded net of revenue, instead of cost of revenue, which are subsequently remitted to governmental authorities and are excluded from the transaction price. The Company does not offer rights of refund of previously paid or delivered amounts, rebates, rights of return or price protection. In all instances, the Company limits the amount of revenue recognized to the amounts for which it has the right to bill its’ clients.

The Company is a principal and records revenue on a gross basis when the Company is primarily responsible for fulfilling the service, has discretion in establishing pricing and controls the promised service before transferring that service to clients.

The Company derives its revenues from three sources: (1) revenue from software and system development services, (2) revenue from consulting and solution services, and (3) sale of NFTs. All of the Company’s contracts with clients do not contain cancellable and refund-type provisions.

(1) Software and system development services

The contract is typically fixed priced and does not provide any post contract client support or upgrades. The Company designs software and system based on clients’ specific needs which require the Company to perform services including design, development, and integration. These services also require significant customization. Upon delivery of the services, client acceptance is generally required. The Company assesses that software and system development services is considered as one performance obligation as the clients do not obtain benefit for each separate service. The duration of the development period is short, usually less than one year.

The Company’s software and system development service revenue is generated primarily from contracts with medium and large-sized enterprises. The contracts contain negotiated billing terms which generally include multiple payment phases throughout the contract term and a portion of contract amount usually is billed upon the completion of the related projects. Pursuant to the contract terms, the Company has enforceable right on payments for the work performed.

The Company’s revenue from software and system development contracts is generally recognized over time as the Company’s performance creates or enhances the project controlled by the clients and the control is transferred continuously to the Company’s clients. The Company uses an input method based on cost incurred as the Company believes that this method most accurately reflects the Company’s progress toward satisfaction of the performance obligation, which usually takes less than one year. Under this method, the Company could appropriately measure the fulfillment of a performance obligation. Assumptions, risks and uncertainties inherent in the estimates used to measure progress could affect the amount of revenues, receivables and deferred revenues at each reporting period.

Incurred costs include all direct material, labor and subcontract costs, and those indirect costs related to application development performance, such as indirect labor, supplies, and tools. Cost-based input method requires the Company to make estimates of revenues and costs to complete the service. In making such estimates, significant judgment is required to evaluate assumptions related to the costs to complete the application development, including materials, labor, and other system costs. The Company’s estimates are based upon the professional knowledge and experience of the Company’s engineers and project managers to assess the contract’s schedule, performance, and technical matters. The Company has adequate cost history and estimating experience, and with respect to which management believes it can reasonably estimate total development costs. If the estimated costs are greater than the related revenues, the Company recognizes the entire estimated loss in the period the loss becomes known and can be reasonably estimated. Changes in estimates for software development services include but are not limited to cost forecast changes and change orders. The cumulative effect of changes in estimates is recorded in the period in which the revisions to estimates are identified and the amounts can be reasonably estimated. To date, the Company has not incurred a material loss on any contracts. However, as a policy, provisions for estimated losses on such engagements will be made during the period in which a loss becomes probable and can be reasonably estimated. If contract modifications result in additional goods or services that are distinct from those transferred before the modification, they are accounted for prospectively as if the Company entered into a new contract. If the goods or services in the modification are not distinct from those in the original contract, sales and gross profit are adjusted using the cumulative catch-up method for revisions in estimated total contract costs and contract values.

(2) Consulting and solution services

Revenue from consulting and solution services is primarily comprised of fixed-fee contracts, which require the Company to provide professional consulting and solution services over contract terms beginning on the commencement date of each contract, which is the date its service is made available to clients. Billings to the clients are generally on a monthly or quarterly basis over the contract term, which is typically 1 to 12 months. The consulting and solution services contracts typically include a single performance obligation. The revenue from consulting and solution services is recognized over the contract term as clients receive and consume benefits of such services as provided.

Revenue includes reimbursements of travel and out-of-pocket expense, with equivalent amounts of expense recorded in cost of revenue.

(3) Sale of NFTs

The Company engages in sale of NFTs, or non-fungible tokens. NFTs are assets that have been tokenized via a blockchain and are assigned unique identification codes and metadata that distinguish them from other tokens. The Company typically enters into contracts with its customers where the rights of the parties, including payment terms, are identified and sales prices to the customers are fixed with no separate sales rebate, discount, or other incentive and no right of return exists on sales of NFTs. The Company’s performance obligation is to deliver products according to contract specifications. The Company recognizes product revenue at a time when the control of products is transferred to customers.

Contract liabilities

Contract liabilities are recorded when consideration is received from a customer prior to transferring the services to the customer or other conditions under the terms of a sales contract. As of April 30, 2022 and 2023, the Company recorded contract liabilities of nil and JPY1,397,470, respectively, which was presented as contract liabilities on the accompanying balance sheets.

Operating leases

The Company adopted ASC Topic 842, Lease (“ASC 842”) on May 1, 2021, using the modified retrospective method. The Company determines if an arrangement is a lease at inception. Leases are classified as operating or finance leases in accordance with the recognition criteria in ASC 842-20-25. The Company’s leases do not contain any material residual value guarantees or material restrictive covenants.

The Company has elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Company elected the short-term lease exemption for all contracts with lease term of 12 months or less.

At the commencement date of a lease, the Company determines the classification of the lease based on the relevant factors present and records a right-of-use (“ROU”) asset and lease liability for operating lease. ROU assets acquired through lease represent the right to use an underlying asset for the lease term, and operating lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and lease liabilities are calculated as the present value of the lease payments not yet paid. If the rate implicit in the Company’s leases is not readily available, the Company uses an incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments. This incremental borrowing rate reflects the fixed rate at which the Company could borrow on a collateralized basis the amount of the lease payments in the same currency, for a similar term, in a similar economic environment. ROU assets include any lease prepayments and are reduced by lease incentives. Operating lease expense for lease payments is recognized on a straight-line basis over the lease term. Lease terms are based on the non-cancellable term of the lease.

Leases with an initial lease term of 12 months or less are not recorded on the balance sheets. Lease expense for these leases is recognized on a straight-line basis over the lease term.

Cost of revenues

Cost of revenues mainly consist of salaries and benefits of our staff and outsourced staff, and related expenses including telecommunication cost and rental costs.

Selling and marketing expenses

Selling and marketing expenses mainly consist of payroll, promotion expenses, and related expenses for personnel engaged in selling and marketing activities.

Advertising expenses

Advertising costs are expensed as incurred and included in selling, general, and administrative expenses in the statements of income and comprehensive income. Advertising expenses amounted to JPY3,132,390, JPY230,000 and JPY25,599,131 (US$188,243) for the years ended April 30, 2021, 2022 and 2023, respectively.

Research and development expenses

Research and development costs are expensed as incurred. These costs primarily consist of payroll, outsourced development cost, and related expenses for personnel engaged in research and development activities.

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes were incurred during the years ended April 30, 2021, 2022 and 2023. The Company does not believe there was any uncertain tax provision as of April 30, 2022 and 2023.

Comprehensive income (loss)

Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) refers to revenues, expenses, gains and losses that under GAAP are recorded as an element of shareholders’ equity but are excluded from net loss. Other comprehensive income (loss) consists of a foreign currency translation adjustment resulting from the Company not using the United States dollar as its functional currencies.

Earnings (Loss) per share

Basic earnings (loss) per share is computed by dividing net income attributable to the holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period presented. Diluted income per share is calculated by dividing net income attributable to the holders of ordinary shares as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. However, ordinary share equivalents are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti- dilutive, such as in a period in which a net loss is recorded.

Share-based compensation

The Company applies ASC 718, Compensation – Stock Compensation (“ASC 718”), to account for its employee share-based payments. In accordance with ASC 718, the Company determines whether an award should be classified and accounted for as a liability award or equity award. All the Company’s share-based awards to employees were classified as equity awards and are recognized in the financial statements based on their grant date fair values. In accordance with ASC 718, the Company recognizes share-based compensation cost for equity awards to employees with a performance condition based on the probable outcome of that performance condition. Compensation cost is recognized using the accelerated method if it is probable that the performance condition will be achieved. The Company accounts for forfeitures as they occur in accordance with ASU No. 2016-09, Compensation-Stock Compensation (Topic 718): Improvement to Employee Share-based Payment Accounting.

Segment reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major clients in financial statements for detailing the Company’s business segments. Based on the criteria established by ASC 280, the Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews results when making decisions about allocating resources and assessing performance of the Company. As a whole and hence, the Company has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. As the Company’s long-lived assets are substantially located in Japan, no geographical segments are presented.

Related party transactions

A related party is generally defined as (i) any person and or their immediate family who hold 10% or more of the company’s securities (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical performance and the specific facts and circumstances of each matter.

Risks and uncertainties

Political and economic risk

All of the Company’s assets were located in Japan and all of the Company’s revenue was generated in Japan. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in Japan, as well as by the general state of Japan economy. The Company’s results may be adversely affected by changes in the political, regulatory, and social conditions in Japan. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations, including its organization and structure disclosed in Note 1, such experience may not be indicative of future results.

Credit risk

As of April 30, 2022 and 2023, JPY657,418,101 and JPY177,886,393 (US$1,308,085)   of the Company’s cash was on deposit at financial institutions in Japan, respectively, which were insured by the Deposit Insurance Corporation of Japan subject to certain limitations. The Company has not experienced any losses in such accounts.

Accounts receivables are typically unsecured and derived from revenue earned from customers, thereby exposed to credit risks. The risk is mitigated by the Company’s assessment of its customers’ creditworthiness and its ongoing monitoring of outstanding balances.

Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents and account receivable. The Company places its cash with financial institutions with high-credit ratings and quality.

Accounts receivable primarily comprise of amounts receivable from the service clients. To reduce credit risk, the Company performs on-going credit evaluations of the financial condition of these service clients. The Company establishes a provision for doubtful accounts based upon estimates, factors surrounding the credit risk of specific service clients and other information.

Concentration of demand

As of April 30, 2022 and 2023, one client accounted for 91.3% and 97.7% of the Company’s total accounts receivable, respectively.

For the year ended April 30, 2021, two major clients accounted for 46.3% and 42.1% of the Company’s total revenues, respectively. For the year ended April 30, 2022, two major clients accounted for 47.4% and 25.9% of the Company’s total revenues, respectively. For the year ended April 30, 2023, three major clients accounted for 42.9%, 24.1% and 10.5% of the Company’s total revenues, respectively.

Concentration of supply

As of April 30, 2022, no single vendor accounted for more than 10% of the Company’s total account payable. As of April 30, 2023, three vendors accounted for 15.2%, 15.0% and 10.6% of the Company’s total account payable.

For the year ended April 30, 2021, one vendor accounted for 86.2% of the Company’s total purchases. For the year ended April 30, 2022, three vendors accounted for 29.3%, 25.6% and 14.9% of the Company’s total purchases. For the year ended April 30, 2023, two vendors accounted for 73.8% and 23.3% of the Company’s total purchases, respectively.

Recent accounting pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), the Company meets the definition of an emerging growth company, or EGC, and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

In June 2016, the FASB amended guidance related to the impairment of financial instruments as part of ASU2016-13 Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which will be effective January 1, 2020. The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which a company recognizes an allowance based on the estimate of expected credit loss. In November 2018, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, Financial Instruments – Credit Losses, which clarified that receivables from operating leases are not within the scope of Topic 326 and instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842. On May 15, 2019, the FASB issued ASU 2019-05, which provides transition relief for entities adopting the Board’s credit losses standard, ASU 2016-13. Specifically, ASU 2019-05 amends ASU 2016-13 to allow companies to irrevocably elect, upon adoption of ASU 2016-13, the fair value option for financial instruments that (1) were previously recorded at amortized cost and (2) are within the scope of the credit losses guidance in ASC 326-20, (3) are eligible for the fair value option under ASC 825-10, and (4) are not held-to-maturity debt securities. For entities that have adopted ASU 2016-13, the amendments in ASU 2019-05 are effective for fiscal years beginning after December 15, 2019, including interim periods therein. An entity may early adopt the ASU in any interim period after its issuance if the entity has adopted ASU 2016-13. For all other entities, the effective date will be the same as the effective date of ASU 2016-13. In November 2019, the FASB issued ASU 2019-11, “Codification Improvements to Topic 326, Financial Instruments – Credit Losses.” ASU 2019-11 is an accounting pronouncement that amends ASU 2016-13, “Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.” The ASU 2019-11 amendment provides clarity and improves the codification to ASU 2016-03. The pronouncement would be effective concurrently with the adoption of ASU 2016-03. The pronouncement is effective for fiscal years beginning after December 15, 2019 and interim periods within those fiscal years. In February 2020, the FASB issued ASU No. 2020-02, which provides clarifying guidance and minor updates to ASU No. 2016-13 – Financial Instruments – Credit Loss (Topic 326) (“ASU 2016-13”) and related to ASU No. 2016-02 – Leases (Topic 842). ASU 2020-02 amends the effective date of ASU 2016-13, such that ASU 2016-13 and its amendments will be effective for the Company for interim and annual periods in fiscal years beginning after December 15, 2022. The Company is currently evaluating the impact this ASU will have on its financial statements and related disclosures.

On December 18, 2019, the FASB issued ASU No. 2019-12, Income taxes (Topic 740), Simplifying the Accounting for Income Taxes. This guidance amends ASC Topic 740 and addresses several aspects including 1) evaluation of step-up tax basis of goodwill when there is not a business combination, 2) policy election to not allocate taxes on a separate entity basis to entities not subject to income tax, 3) accounting for tax law changes or rates during interim periods, 4) ownership changes from equity method investment to subsidiary or vice versa, 5) elimination of exception to intrapetrous allocation when there is gain in discontinued operations and a loss from continuing operations, and 6) treatment of franchise taxes that are partially based on income. The amendments in this Update are effective for the Company for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company adopted this update on May 1, 2022. The adoption of this update had no material impact on the Company’s results of operations and financial position.

In October 2020, the FASB issued ASU 2020-08, “Codification Improvements to Subtopic 310-20, Receivables – Nonrefundable Fees and Other Costs”. The amendments in this Update represent changes to clarify the Codification. The amendments make the Codification easier to understand and easier to apply by eliminating inconsistencies and providing clarifications. ASU 2020-08 is effective for the Company for fiscal years beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022. All entities should apply the amendments in this Update on a prospective basis as of the beginning of the period of adoption for existing or newly purchased callable debt securities. These amendments do not change the effective dates for Update 2017-08. The Company adopted this update on May 1, 2022. The adoption of this update had no material impact on the Company’s results of operations and financial position.

In October 2020, the FASB issued ASU 2020-10, “Codification Improvements”. The amendments in this Update represent changes to clarify the Codification or correct unintended application of guidance that are not expected to have a significant effect on current accounting practice or create a significant administrative cost to most entities. The amendments in this Update affect a wide variety of Topics in the Codification and apply to all reporting entities within the scope of the affected accounting guidance. ASU 2020-10 is effective for the Company for fiscal years beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022. The amendments in this Update should be applied retrospectively. The Company adopted this update on May 1, 2022. The adoption of this update had no material impact on the Company’s results of operations and financial position.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s balance sheets, statements of income and statements of cash flows.